VIRTUS NEWFLEET HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—83.8%
Communication Services—11.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 142
Altice France S.A. 144A 5.125%, 7/15/29(1)	200	151
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	330
144A 4.750%, 3/1/30(1)	325	278
Cogent Communications Group, Inc. 144A 7.000%, 6/15/27(1)	305	292
CommScope, Inc. 144A 4.750%, 9/1/29(1)	100	81
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	280	238
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	600	437
DISH DBS Corp.
5.875%, 11/15/24	135	114
7.750%, 7/1/26	415	323
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	40	40
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	359
Lumen Technologies, Inc. 5.625%, 4/1/25	295	280
McGraw-Hill Education, Inc.
144A 5.750%, 8/1/28(1)	310	265
144A 8.000%, 8/1/29(1)	340	275
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	275	222
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	60	49
144A 10.750%, 6/1/28(1)	265	236
Telesat Canada 144A 6.500%, 10/15/27(1)	175	74
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	271
Twitter, Inc. 144A 3.875%, 12/15/27(1)(2)	405	382
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	290	241
		5,080

Consumer Discretionary—12.7%
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	75	54
144A 7.125%, 7/15/29(1)	315	179
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	135	130
144A 8.125%, 7/1/27(1)	105	101
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	275	224
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	246
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	310	229
Ford Motor Co.
3.250%, 2/12/32	266	199
4.750%, 1/15/43	225	160
Ford Motor Credit Co. LLC 4.125%, 8/17/27	200	176
	Par Value	Value

Consumer Discretionary—continued
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	$ 280	$ 237
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	260
M/I Homes, Inc. 4.950%, 2/1/28	280	238
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	365	270
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	159
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	295	251
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	373
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	250	225
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	365	260
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	276
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	315	296
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	283
Tenneco, Inc.
5.375%, 12/15/24	150	145
144A 5.125%, 4/15/29(1)	265	249
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	279
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	363
		5,862

Consumer Staples—2.4%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	305	272
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	189
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	276
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	425	378
		1,115

Energy—19.6%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	410	405
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	310
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	87	89
144A 5.375%, 3/1/30(1)	100	91
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	310	295
BP Capital Markets plc 4.875% (3)	285	248
Callon Petroleum Co.
6.125%, 10/1/24	142	144
144A 7.500%, 6/15/30(1)	250	230
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	$ 280	$ 237
Cheniere Energy, Inc. 4.625%, 10/15/28	175	158
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	305
144A 5.875%, 2/1/29(1)	115	108
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	320	310
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	413	429
CrownRock LP
144A 5.625%, 10/15/25(1)	260	244
144A 5.000%, 5/1/29(1)	230	206
DCP Midstream Operating LP 3.250%, 2/15/32	450	353
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	290	246
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	385	364
Energy Transfer LP Series H 6.500% (3)	420	371
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	81	78
144A 7.500%, 6/1/30(1)	145	139
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	246
144A 6.000%, 2/1/31(1)	195	168
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(4)	300	284
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	315
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(5)(6)	115	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	200	177
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	135	134
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	190
Occidental Petroleum Corp.
6.625%, 9/1/30	360	371
6.125%, 1/1/31	345	350
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	159
Southwestern Energy Co. 5.375%, 2/1/29	300	278
Targa Resources Partners LP 4.875%, 2/1/31	120	109
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	305	284
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	134
USA Compression Partners LP 6.875%, 4/1/26	250	227
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	26
144A 4.125%, 8/15/31(1)	250	214
		9,027

	Par Value	Value

Financials—7.8%
Acrisure LLC
144A 7.000%, 11/15/25(1)	$ 380	$ 342
144A 4.250%, 2/15/29(1)	280	226
Ally Financial, Inc. Series B 4.700% (3)	255	202
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	294
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	258
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	280	210
Icahn Enterprises LP
6.250%, 5/15/26	220	206
5.250%, 5/15/27	280	248
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	392
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	516
Navient Corp.
5.875%, 10/25/24	185	170
4.875%, 3/15/28	140	109
OneMain Finance Corp. 6.875%, 3/15/25	185	175
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	360	265
		3,613

Health Care—8.3%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	248
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	135	96
Bausch Health Cos., Inc. 144A 6.125%, 2/1/27(1)	45	38
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	489
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	16
144A 6.125%, 4/1/30(1)	235	143
144A 5.250%, 5/15/30(1)	285	217
144A 4.750%, 2/15/31(1)	160	117
DaVita, Inc. 144A 3.750%, 2/15/31(1)	320	229
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	295	249
Endo Dac 144A 9.500%, 7/31/27(1)	50	10
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	44
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	285	244
Medline Borrower LP 144A 5.250%, 10/1/29(1)	310	255
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	195
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	165
144A 10.000%, 4/15/27(1)	130	126
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	216

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	$ 180	$ 166
144A 6.250%, 2/1/27(1)	130	120
144A 5.125%, 11/1/27(1)	60	54
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	201
5.125%, 5/9/29	200	165
		3,808

Industrials—7.0%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	349
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	220	228
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	140
Boeing Co. (The) 5.930%, 5/1/60	231	210
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(2)	300	279
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	122
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	40	39
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	235	222
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	425	326
Oscar AcquisitionCo. LLC 144A 9.500%, 4/15/30(1)	260	206
OT Merger Corp. 144A 7.875%, 10/15/29(1)	140	80
Pike Corp. 144A 5.500%, 9/1/28(1)	300	244
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	195	154
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	271
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	111
5.500%, 11/15/27	310	263
		3,244

Information Technology—3.9%
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	60	51
144A 6.500%, 10/15/28(1)	230	190
Entegris Escrow Corp.
144A 4.750%, 4/15/29(1)	320	298
144A 5.950%, 6/15/30(1)	230	219
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	160
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(2)	290	231
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	238
	Par Value	Value

Information Technology—continued
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	$ 435	$ 406
		1,793

Materials—6.4%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(7)	395	293
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	168
144A 6.750%, 3/15/26(1)	115	114
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	405	326
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	265	239
Freeport-McMoRan, Inc. 5.450%, 3/15/43	235	217
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	455	397
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	334
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	392
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	245	224
144A 6.625%, 11/1/25(1)	265	243
		2,947

Real Estate—3.0%
GLP Capital LP 3.250%, 1/15/32	302	242
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	345	282
iStar, Inc. 4.250%, 8/1/25	290	268
MPT Operating Partnership LP 3.500%, 3/15/31	465	366
Service Properties Trust 4.375%, 2/15/30	335	224
		1,382

Utilities—1.7%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	150	130
144A 5.875%, 4/1/29(1)	90	73
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	217
Vistra Corp. 144A 8.000% (1)(3)	385	371
		791

Total Corporate Bonds and Notes (Identified Cost $44,790)		38,662

Leveraged Loans—5.5%
Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.666%, 6/30/24(6)	160	150

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—0.6%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.916%, 3/28/24(6)	$ 84	$ 83
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.384%, 9/27/24(6)	213	203
		286

Forest Prod / Containers—0.4%
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.554%, 2/12/26(6)	212	179
Gaming / Leisure—0.7%
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 9.750%, 5/1/28(6)	114	111
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.420%, 4/29/24(6)	232	218
		329

Health Care—0.1%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.416%, 10/10/25(6)	131	43
Information Technology—0.6%
BMC Software, Inc. Second Lien (1 month LIBOR + 5.500%) 7.166%, 2/27/26(6)	120	112
Infinite Bidco LLC Second Lien (3 month LIBOR + 7.000%) 9.250%, 3/2/29(6)	175	165
		277

Manufacturing—0.7%
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 7.627%, 6/23/28(6)	149	139
Second Lien (1 month LIBOR + 8.250%) 11.127%, 6/25/29(6)	190	178
		317

Metals / Minerals—0.5%
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 4.374%, 3/31/25(6)	274	254
Service—0.5%
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.666%, 3/20/25(6)	78	67
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 5.938%, 8/7/28(5)(6)	197	169
		236

	Par Value	Value

Transportation - Automotive—0.5%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.666%, 11/2/23(6)	$ 252	$ 219
Utilities—0.6%
Lightstone Holdco LLC
Tranche B (3 month Term SOFR + 5.750%) 7.024%, 2/1/27(6)	276	247
Tranche C (3 month Term SOFR + 5.750%) 7.024%, 2/1/27(6)	15	14
		261

Total Leveraged Loans (Identified Cost $2,774)		2,551

	Shares
Preferred Stocks—0.9%
Financials—0.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(3)	250(8)	224
Citigroup, Inc. Series T, 6.250%(3)	190(8)	185
		409

Total Preferred Stocks (Identified Cost $442)		409

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(5)(9)	33,144	20
NMG Parent LLC(9)	116	20
		40

Energy—0.3%
Frontera Energy Corp.(9)	1,088	9
QuarterNorth Energy Holding, Inc.(9)	1,072	127
		136

Total Common Stocks (Identified Cost $347)		176

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(9)	8,563	11
Total Rights (Identified Cost $7)		11

Total Long-Term Investments—90.6% (Identified Cost $48,360)		41,809

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—7.9%
Money Market Mutual Fund—7.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(10)	3,625,626	$ 3,626
Total Short-Term Investment (Identified Cost $3,626)		3,626

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(10)(11)	693,174	693
Total Securities Lending Collateral (Identified Cost $693)		693

TOTAL INVESTMENTS—100.0% (Identified Cost $52,679)		$46,128
Other assets and liabilities, net—(0.0)%		(5)
NET ASSETS—100.0%		$46,123

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $30,958 or 67.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	100% of the income received was in cash.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Canada	5
Netherlands	2
Australia	2
Luxembourg	1
United Kingdom	1
Germany	1
Total	100%
† % of total investments as of June 30, 2022.

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$38,662	$—	$38,661	$1
Leveraged Loans	2,551	—	2,382	169
Equity Securities:
Common Stocks	176	9	147	20
Preferred Stocks	409	—	409	—
Rights	11	—	—	11
Securities Lending Collateral	693	693	—	—
Money Market Mutual Fund	3,626	3,626	—	—
Total Investments	$46,128	$4,328	$41,599	$201
Security held by the Fund with an end of period value of $20 was transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Security held by the Fund with an end of period value of $170 was transferred from Level 2 to Level 3 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.